As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March  31

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 77.9%
Air Transportation: 9.0%
605,000	Delta Air Lines, Inc. *	$11,319,550
200,000	United Continental Holdings, Inc. *	6,258,000
		17,577,550
Apparel Manufacturing: 6.7%
290,000	A.T. Cross Co. - Class A *1	4,915,500
500,000	Crocs, Inc. *	8,250,000
		13,165,500
Automotive Retail: 1.3%
100,000	Hertz Global Holdings, Inc. *	2,480,000
Broadcasting: 1.9%
1,100,000	Sirius XM Radio, Inc.	3,685,000
Building Materials: 0.4%
100,000	The Dixie Group, Inc. *	830,000
Computer & Electronic Products: 2.5%
50,000	EMC Corp. *	1,181,000
100,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,664,000
		4,845,000
Depository Credit Intermediation: 3.5%
220,000	Legg Mason, Inc.	6,822,200
Employment Services: 1.3%
40,000	Workday, Inc. *	2,563,600
Entertainment: 1.6%
50,000	The Walt Disney Co.	3,157,500
Food Services: 9.0%
1,295,000	Luby's, Inc. *1,2	10,942,750
178,100	Rocky Mountain Chocolate Factory, Inc.	2,152,443
70,000	Starbucks Corp.	4,584,300
		17,679,493

General Manufacturing: 2.5%
100,000	The Female Health Co.	986,000
100,000	Trinity Industries, Inc.	3,844,000
		4,830,000
Internet Services: 2.4%
250,000	Pandora Media, Inc. *	4,600,000
Medical Equipment Manufacturing: 2.8%
600,000	Boston Scientific Corp. *	5,562,000
Mining, Oil & Gas Extraction: 11.2%
50,000	Atwood Oceanics, Inc. *	2,602,500
335,000	Cliffs Natural Resources, Inc.	5,443,750
25,000	Ensco PLC	1,453,000
82,500	Halliburton Co.	3,441,900
1,900,000	HyperDynamics Corp. *	902,500
50,000	LinnCo., LLC	1,863,500
520,700	Matador Resources Co. *	6,237,986
		21,945,136
Motor Vehicle Manufacturing: 4.2%
300,000	Ford Motor Co.	4,641,000
30,000	Toyota Motor Corp. - ADR	3,619,800
		8,260,800

Publishing Industries: 4.4%
1,100,000	A.H. Belo Corp. - Class A1	7,546,000
100,000	The New York Times Co. *	1,106,000
		8,652,000
Rail Transportation: 6.2%
50,000	Kansas City Southern	5,298,000
44,000	Union Pacific Corp.	6,788,320
		12,086,320
Retail Trade: 2.5%
80,000	Michael Kors Holdings Ltd. *	4,961,600

Transportation Equipment: 4.5%
85,000	The Boeing Co.	8,707,400
TOTAL COMMON STOCKS
(Cost $136,523,453)		152,411,099
PARTNERSHIP & TRUST: 11.3%
Land Ownership & Leasing: 11.3%
259,659	Texas Pacific Land Trust1,2	22,008,697
TOTAL PARTNERSHIP & TRUST
(Cost $7,734,848)		22,008,697

Contracts
(100 shares per contract)		Value
CALL OPTIONS PURCHASED: 1.2%
Index Fund: 0.3%
2,000	iShares MSCI Mexico Capped Investable Market Index Fund
	Expiration: September, 2013,
	Exercise Price: $66.00	519,000
Motor Vehicle Manufacturing: 0.5%
3,500	Ford Motor Co.
	Expiration: December, 2013,
	Exercise Price: $13.00	952,000
Transportation & Warehousing: 0.4%
450	Kirby Corp.
	Expiration: September, 2013,
	Exercise Price: $60.00	886,500
TOTAL CALL OPTIONS PURCHASED
(Cost $3,133,369)		2,357,500

Shares		Value
SHORT-TERM INVESTMENTS: 10.9%
Money Market Funds: 10.9%
7,269,647	Fidelity Money Market Portfolio - Select Class,	7,269,647
	0.03%3
14,124,833	Invesco Short-Term Portfolio - Institutional Class,	14,124,833
	0.02%3
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,394,480)		21,394,480
TOTAL INVESTMENTS IN SECURITIES: 101.3%
(Cost $168,786,150)		198,171,776
Liabilities in Excess of Other Assets: (1.3)%		(2,614,674)
TOTAL NET ASSETS: 100%		$195,557,102

*		Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940
	Share Balance March 31, 2013	Purchases	Sales	Share Balance June 30, 2013	Realized Gain (Loss)	Dividend Income	Value June 30, 2013	Acquistion Cost
A.H. Belo Corp.- Class A	1,020,000	80,000	-	1,100,000	$ -	$ 61,200	$ 7,546,000	$ 3,373,382
A.T. Cross Co, - Class A	324,600	-	34,600	290,000	$ 591,344	$ -	$ 4,915,500	$ 703,110
Luby's, Inc.	1,295,000	-	-	1,295,000	$ -	$ -	$ 10,942,750	$ 9,676,007
Texas Pacific Land Trust	259,659	-	-	259,659	$ -	$ -	$ 22,008,697	$ 7,734,848
2	A portion of this security is considered illiquid. As of June 30, 2013, the total market value of the investments considered illiquid were $87,635 or 0.02% of total net assets.
3	Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$168,854,068
Gross unrealized appreciation	41,907,371
Gross unrealized depreciation	(12,589,663)
Net unrealized appreciation	$29,317,708

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$152,411,099	$-	$-	$152,411,099
Partnership & Trust	22,008,697	-	-	22,008,697
Call Options Purchased	-	2,357,500	-	2,357,500
Short-Term Investments	21,394,480	-	-	21,394,480
Total Investments	$195,814,276	$2,357,500	$-	$198,171,776

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 90.5%
Advertising & Public Relations: 1.9%
400,000	Millennial Media, Inc. *	$3,484,000
440,000	National CineMedia, Inc.	7,431,600
		10,915,600
Air Transportation: 5.7%
150,000	Bristow Group, Inc.	9,798,000
300,000	Spirit Airlines, Inc. *	9,531,000
800,000	U.S. Airways Group, Inc. *	13,136,000
		32,465,000
Apparel Manufacturing: 4.1%
340,400	A.T. Cross Co. - Class A *1	5,769,780
475,000	Crocs, Inc. *	7,837,500
200,000	G-III Apparel Group Ltd. *	9,624,000
		23,231,280
Automotive Retail: 3.0%
100,000	America's Car-Mart, Inc. *	4,324,000
210,000	Avis Budget Group *	6,037,500
110,000	Group 1 Automotive, Inc.	7,076,300
		17,437,800
Basic Materials Manufacturing: 8.2%
200,000	Encore Wire Corp.	6,820,000
330,000	Forestar Group, Inc. *	6,619,800
300,000	KapStone Paper & Packaging Corp.	12,054,000
70,000	Sturm Ruger & Co, Inc.	3,362,800
312,500	U.S. Silica Holdings, Inc.	6,493,750
650,000	United States Steel Corp.	11,394,500
		46,744,850
Computer & Electronic Products: 2.5%
200,000	Cirrus Logic, Inc. *	3,472,000
55,400	Diodes, Inc. *	1,438,738
110,000	FARO Technologies, Inc. *	3,720,200
500,000	Kulicke & Soffa Industries, Inc. *	5,530,000
		14,160,938
Construction: 1.1%
330,000	Primoris Services Corp.	6,507,600
Depository Credit Intermediation: 6.9%
35,000	Cardtronics, Inc. *	966,000
350,000	Hilltop Holdings, Inc. *	5,740,000
175,000	Legg Mason, Inc.	5,426,750
160,000	Piper Jaffray Co. *	5,057,600
78,750	Southside Bancshares, Inc.	1,880,550
90,000	Texas Capital BancShares, Inc. *	3,992,400
350,000	ViewPoint Financial Group, Inc.	7,283,500
800,000	Wisdomtree Investments, Inc. *	9,256,000
		39,602,800

Electrical Equipment Manufacturing: 1.9%
155,000	Greatbatch, Inc. *	5,082,450
80,000	Littelfuse, Inc.	5,968,800
		11,051,250
Employment Services: 2.7%
170,000	On Assignment, Inc. *	4,542,400
260,000	Team Health Holdings, Inc. *	10,678,200
		15,220,600
Food & Beverage Manufacturing: 1.6%
180,000	John Bean Technologies Corp.	3,781,800
30,000	Middleby Corp. *	5,102,700
		8,884,500
Food & Beverage Products: 2.2%
760,000	Boulder Brands, Inc. *	9,158,000
180,000	Darling International, Inc. *	3,358,800
		12,516,800
Food Services: 5.2%
235,000	Brinker International, Inc.	9,266,050
125,300	Cracker Barrel Old Country Store, Inc.	11,860,898
74,600	Del Friscos Restaurant Group, Inc. *	1,597,186
800,711	Luby's, Inc.*1,2	6,766,008
		29,490,142
Freight Transportation: 1.7%
330,000	Saia, Inc. *	9,890,100
Furniture Manufacturing: 1.3%
500,000	Steelcase, Inc.	7,290,000
General Manufacturing: 1.2%
190,000	Curtiss-Wright Corp.	7,041,400
Health Care Services Pharmacy: 0.9%
320,000	BioScrip, Inc. *	5,280,000
Hotels, Restaurants & Leisure: 1.3%
120,000	Vail Resorts, Inc.	7,382,400
Household Goods: 2.9%
200,000	Helen of Troy Ltd. *	7,674,000
160,000	Spectrum Brands Holdings, Inc.	9,099,200
		16,773,200
Internet Services: 3.6%
600,000	Pandora Media, Inc. *	11,040,000
448,000	Points International Ltd. *	9,645,440
		20,685,440
Machinery: 3.4%
100,000	Alamo Group, Inc.	4,082,000
450,000	Briggs & Stratton Corp.	8,910,000
350,000	Manitowoc, Inc.	6,268,500
		19,260,500
Mining, Oil & Gas Extraction: 10.6%
325,000	Approach Resources, Inc. *	7,985,250
130,000	Atwood Oceanics, Inc. *	6,766,500
210,000	Bonanza Creek Energy, Inc. *	7,446,600
1,500,000	Hercules Offshore, Inc. *	10,560,000
200,000	LinnCo., LLC	7,454,000
1,000,000	Matador Resources Co. *	11,980,000
210,000	Oasis Petroleum, Inc. *	8,162,700
		60,355,050
Motor Vehicle Manufacturing: 1.5%
160,000	Lithia Motors, Inc.	8,529,600
Movie Production & Theaters: 0.7%
150,000	Cinemark Holdings, Inc.	4,188,000
Nondepository Credit Intermediation: 1.4%
220,000	Nationstar Mortgage Holdings, Inc. *	8,236,800
Petroleum Products: 1.6%
1,000,000	Aegean Marine Petroleum Network, Inc.	9,260,000
Rail Transportation: 0.6%
30,000	Kansas City Southern	3,178,800
Retail Trade: 6.0%
210,000	CST Brands, Inc. *	6,470,100
143,200	Hibbett Sports, Inc. *	7,947,600
2,000,000	Joe's Jeans, Inc. *	3,280,000
110,000	Jos. A. Bank Clothiers, Inc. *	4,545,200
500,000	Shoe Carnival, Inc.	12,005,000
		34,247,900
Transportation Equipment: 1.8%
270,000	Trinity Industries, Inc.	10,378,800
Transportation & Warehousing: 3.0%
300,000	Celadon Group, Inc.	5,475,000
600,000	Diana Shipping, Inc. *	6,024,000
70,000	Kirby Corp. *	5,567,800
		17,066,800
TOTAL COMMON STOCKS
(Cost $449,487,368)		517,273,950
PARTNERSHIPS & TRUSTS: 6.4%
Land Ownership & Leasing: 1.6%
110,000	Texas Pacific Land Trust1	9,323,600
Real Estate Investment Trusts: 4.8%
1,500,000	FelCor Lodging Trust, Inc. *	8,865,000
344,124	The GEO Group, Inc.	11,683,010
500,000	Medical Properties Trust, Inc.	7,160,000
		27,708,010
TOTAL PARTNERSHIPS & TRUSTS
(Cost $17,992,276)		37,031,610

SHORT-TERM INVESTMENTS: 3.8%
Money Market Funds: 3.8%
20,928,069	Fidelity Money Market Portfolio - Select Class,
	0.03%3	20,928,069
809,289	Invesco Short-Term Portfolio - Institutional Class,
	0.02%3	809,289

TOTAL SHORT-TERM INVESTMENTS
(Cost $21,737,358)		21,737,358
TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $489,217,002)		576,042,918
Liabilities in Excess of Other Assets: (0.7)%		(3,969,781)
TOTAL NET ASSETS: 100.0%		$572,073,137

*		Non-income producing security.
	1	Affiliated company as defined by the Investment Company Act of 1940
	Share Balance March 31, 2013	Purchases	Sales	Share Balance June 30, 2013	Realized Gain (Loss)	Dividend Income	Value June 30, 2013	Acquistion Cost
A.T. Cross Co, - Class A	340,400	-	-	340,400	$ -	$ -	$ 4,915,500	$ 3,382,647
Luby's, Inc.	540,600	260,111	-	800,711	$ -	$ -	$ 10,942,750	$ 6,051,171
Texas Pacific Land Trust	110,000	-	-	110,000	$ -	$ -	$ 22,008,697	$ 4,594,424
2	A portion of this security is considered illiquid. As of June 30, 2013, the total market value of the investments considered illiquid were $87,635 or 0.02% of total net assets.
3	Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$489,413,235
Gross unrealized appreciation	93,092,164
Gross unrealized depreciation	(6,462,481)
Net unrealized appreciation	$86,629,683

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$517,273,950	$-	$-	$517,273,950
Partnerships & Trusts	37,031,610	-	-	37,031,610
Short-Term Investments	21,737,358	-	-	21,737,358
Total Investments	$576,042,918	$-	$-	$576,042,918

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 91.9%
Basic Materials Manufacturing: 1.6%
6,700	United States Steel Corp.	$117,451
Buisness Services: 7.3%
3,000	Visa, Inc.	548,250
Communications Equipment Manufacturing: 1.6%
2,000	QUALCOMM, Inc.	122,160
Conglomerates: 2.6%
8,500	General Electric Co.	197,115
Depository Credit Intermediation: 2.5%
4,250	Texas Capital BancShares, Inc. *	188,530
Entertainment: 2.8%
3,300	The Walt Disney Co.	208,395
Food & Beverage Products: 10.2%
8,000	The Coca-Cola Co.	320,880
5,000	The Hershey Co.	446,400
		767,280
Household Products: 3.5%
4,000	Estee Lauder Cos, Inc.	263,080
Media: 4.9%
6,000	DIRECTV *	369,720
Mining, Oil & Gas Extraction: 18.8%
3,200	Continental Resources, Inc. *	275,392
2,000	EOG Resources, Inc.	263,360
11,000	Halliburton Co.	458,920
4,000	National Oilwell Varco, Inc.	275,600
2,750	Transocean Ltd. *	131,863
		1,405,135
Motor Vehicle Manufacturing: 4.8%
3,000	Toyota Motor Corp. - ADR	361,980
Petroleum Products: 2.4%
1,500	Chevron Corp.	177,510
Pharmaceuticals: 4.6%
4,000	Johnson & Johnson	343,440
Rail Transportation: 4.1%
2,000	Union Pacific Corp.	308,560
Retail Trade: 8.9%
4,800	The Home Depot, Inc.	371,856
4,000	Wal-Mart Stores, Inc.	297,960
		669,816
Transportation Equipment: 11.3%
4,000	The Boeing Co.	409,760
2,000	Cummins, Inc.	216,920
2,000	Lockheed Martin Corp.	216,920
		843,600
TOTAL COMMON STOCKS
(Cost $5,895,644)		6,892,022

PARTNERSHIP & TRUST: 5.6%
Land Ownership & Leasing: 5.6%
5,000	Texas Pacific Land Trust2	423,800
TOTAL PARTNERSHIP & TRUST
(Cost $169,793)	423,800
SHORT-TERM INVESTMENT: 2.5%
Money Market Fund: 2.5%
186,120	Fidelity Money Market Portfolio - Select Class	186,120
0.03%3
TOTAL SHORT-TERM INVESTMENT
(Cost $186,120)	186,120
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $6,251,557)	7,501,942
Other Assets in Excess of Liabilities: 0.0%1	1,882
TOTAL NET ASSETS: 100.0%	$7,503,824

*	Non-income producing security.
ADR	American Depositary Receipt
1	Less than 0.05%
2	Affiliated company as defined by the Investment Company Act of 1940
	Share Balance March 31, 2013	Purchases	Sales	Share Balance June 30, 2013	Realized Gain (Loss)	Dividend Income	Value June 30, 2013	Acquistion Cost
Texas Pacific Land Trust	5,000	-	-	5,000	$ -	$ -	$ 423,800	$ 169,793
3	Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$6,251,557
Gross unrealized appreciation	1,441,747
Gross unrealized depreciation	(191,362)
Net unrealized appreciation	$1,250,385

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$6,892,022	$-	$-	$6,892,022
Partnership & Trust	423,800	-	-	423,800
Short-Term Investment	186,120	-	-	186,120
Total Investments	$7,501,942	$-	$-	$7,501,942

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 87.9%
Advertising & Public Relations: 2.1%
25,000	National CineMedia, Inc.	$422,250
Broadcasting: 3.2%
16,000	Ryman Hospitality Properties, Inc.	624,160
Computer & Electronic Products: 7.6%
3,000	International Business Machines Corp.	573,330
50,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	916,000
		1,489,330
Conglomerates: 3.0%
25,000	General Electric Co.	579,750
Consumer, Non-Durable: 3.9%
10,000	Procter & Gamble Co.	769,900
Food & Beverage Products: 7.2%
18,000	The Coca-Cola Co.	721,980
5,000	Kraft Foods Group, Inc.	279,350
5,000	PepsiCo, Inc.	408,950
		1,410,280
Food Services: 6.8%
10,000	Cracker Barrel Old Country Store, Inc.	946,600
7,500	Darden Restaurants, Inc.	378,600
		1,325,200
Mining, Oil & Gas Extraction: 8.5%
3,000	Diamond Offshore Drilling, Inc.	206,370
25,000	LinnCo., LLC	931,750
8,000	Targa Resources Corp.	514,640
		1,652,760
Motor Vehicle Manufacturing: 2.4%
30,000	Ford Motor Co.	464,100
Petroleum Products: 7.3%
3,500	Chevron Corp.	414,190
6,000	Exxon Mobil Corp.	542,100
11,000	HollyFrontier Corp.	470,580
		1,426,870
Pharmaceuticals: 11.3%
8,000	AbbVie, Inc.	330,720
10,000	Eli Lilly & Co.	491,200
8,000	Johnson & Johnson	686,880
15,000	Merck & Co., Inc.	696,750
		2,205,550
Rail Transportation: 2.6%
3,250	Union Pacific Corp.	501,410
Retail Trade: 1.9%
5,000	Wal-Mart Stores, Inc.	372,450
Software Publishers: 2.6%
15,000	Microsoft Corp.	517,950

Telecommunications: 6.6%
15,000	AT&T, Inc.	531,000
15,000	Verizon Communications, Inc.	755,100
		1,286,100
Transportation Equipment: 7.6%
7,000	The Boeing Co.	717,080
7,000	Lockheed Martin Corp.	759,220
		1,476,300
Utilities: 3.3%
12,000	CenterPoint Energy, Inc.	281,880
5,333	Duke Energy Corp.	359,977
		641,857
TOTAL COMMON STOCKS
(Cost $13,921,852)		17,166,217
PARTNERSHIPS & TRUSTS:
Real Estate Investment Trust: 9.3%
17,713	Corrections Corporation of America	599,905
17,005	The GEO Group, Inc.	577,320
20,000	Medical Properties Trust, Inc.	286,400
20,000	Mesabi Trust	357,800
		1,821,425
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,930,744)		1,821,425
SHORT-TERM INVESTMENT: 3.6%
Money Market Fund: 3.6%
705,991	Fidelity Money Market Portfolio - Select Class	705,991
	0.03%1
TOTAL SHORT-TERM INVESTMENT
(Cost $705,991)		705,991
TOTAL INVESTMENTS IN SECURITIES: 100.8%
(Cost $16,558,587)		19,693,633
Liabilities in Excess of Other Assets: (0.8)%		(164,116)
TOTAL NET ASSETS: 100.0%		$19,529,517

ADR	American Depositary Receipt
1	Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$16,559,399
Gross unrealized appreciation	3,461,014
Gross unrealized depreciation	(326,808)
Net unrealized appreciation	$3,134,234

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$17,166,217	$-	$-	$17,166,217
Partnerships & Trusts	1,821,425	-	-	1,821,425
Short-Term Investment	705,991	-	-	705,991
Total Investments	$19,693,633	$-	$-	$19,693,633

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 92.9%
Advertising & Public Relations: 5.1%
27,000	National CineMedia, Inc.	$456,030
Apparel Manufacturing: 5.0%
27,000	Crocs, Inc. *	445,500
Broadcasting: 10.6%
280,000	Sirius XM Radio, Inc.	938,000
Computer & Electronic Products: 4.9%
217,379	Intrusion, Inc. *1	158,600
15,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	274,800
		433,400
Food Services: 6.8%
8,000	Diamond Foods, Inc. *	166,000
52,000	Luby's, Inc. *1	439,400
		605,400
Medical Equipment Manufacturing: 6.3%
60,000	Boston Scientific Corp. *	556,200
Mining, Oil & Gas Extraction: 13.7%
30,000	Cliffs Natural Resources, Inc.	487,500
10,000	Freeport-McMoRan Copper & Gold, Inc.	276,100
550,000	HyperDynamics Corp. *	261,250
4,000	Transocean Ltd. *	191,800
		1,216,650
Petroleum Products: 2.1%
20,000	Aegean Marine Petroleum Network, Inc.	185,200
Plastics Product Manufacturing: 3.9%
65,000	ZAGG, Inc. *	347,750
Publishing Industries: 7.9%
102,500	A.H. Belo Corp. - Class A1	703,150
Retail Trade: 16.9%
250,000	Joe's Jeans, Inc. *	410,000
10,000	Jos. A. Bank Clothiers, Inc. *	413,200
75,000	Zale Corp. *	682,500
		1,505,700
Telecommunications: 2.8%
100,000	Crown Media Holdings, Inc. - Class A *	247,000
Transportation Equipment: 6.9%
6,000	The Boeing Co.	614,640
TOTAL COMMON STOCKS
(Cost $7,721,964)		8,254,620
PARTNERSHIP & TRUST: 3.3%
Real Estate Investment Trust: 3.3%
50,000	FelCor Lodging Trust, Inc. *	295,500
TOTAL PARTNERSHIP & TRUST
(Cost $307,390)		295,500
SHORT-TERM INVESTMENT: 3.7%
Money Market Fund: 3.7%
332,213	Fidelity Money Market Portfolio - Select Class	332,213
	0.03%2

TOTAL SHORT-TERM INVESTMENT
(Cost $332,213)	332,213
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $8,361,567)	8,882,333
Other Assets in Excess of Liabilities: 0.1%	10,411
TOTAL NET ASSETS: 100.0%	$8,892,744

*	Non-income producing security.
ADR	American Depositary Receipt
1	A portion of this security is considered illiquid. As of June 30, 2013, the total market value of the investments considered illiquid were $117,529 or 1.3% of total net assets.
2	Affiliated company as defined by the Investment Company Act of 1940
	Share Balance March 31, 2013	Purchases	Sales	Share Balance June 30, 2013	Realized Gain (Loss)	Dividend Income	Value June 30, 2013	Acquistion Cost
A.H. Belo Corp.- Class A	70,000	32,500	-	102,500	$ -	$ 5,400	$ 703,150	$ 507,806
Instrusion, Inc.	217,379	-	-	217,379	$ -	$ -	$ 158,600	$ 131,837
Luby's, Inc.	52,000	-	-	52,000	$ -	$ -	$ 439,400	$ 249,018
3	Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$8,361,567
Gross unrealized appreciation	1,131,351
Gross unrealized depreciation	(610,585)
Net unrealized appreciation	$520,766

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$8,254,620	$-	$-	$8,254,620
Partnership & Trust	295,500	-	-	295,500
Short-Term Investment	332,213	-	-	332,213
Total Investments	$8,882,333	$-	$-	$8,882,333

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title               /s/ Elaine E. Richards
Elaine E. Richards, President

Date           8/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Elaine E. Richards
                  Elaine E. Richards, President

Date            8/28/13

By (Signature and Title)*                /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date            8/29/13

* Print the name and title of each signing officer under his or her signature.